Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Segment Information for the Reportable Segments	The segment information for the reportable segments for the year ended June 30, 2023 is as follows:
	Research and development	Hyperimmune products	Corporate	Total
2023	A$	A$	A$	A$
Hyperimmune products revenue	-	1,804,705	-	1,804,705
Cost of sales of goods	-	(495,558)	-	(495,558)
Gross profit	-	1,309,147	-	1,309,147
Other income	2,551,813	39,685	-	2,591,498
Fair value gains/(losses)to financial assets	-	-	(523,666)	(523,666)
Net foreign exchange gains/(losses)	-	-	363,724	363,724
Movement in inventory provision	-	430,932	-	430,932
General and administrative expenses	(460,251)	26,256	(3,786,910)	(4,220,905)
Research and development expenses	(2,592,145)	-	-	(2,592,145)
Selling and marketing expenses	-	(927,423)	-	(927,423)
Operating profit/(loss)	(500,583)	878,597	(3,946,852)	(3,568,838)
Finance income	-	-	116,323	116,323
Finance costs	-	-	(9,652)	(9,652)
Share of loss from associates	-	-	(324,340)	(324,340)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(500,583)	878,597	(4,164,521)	(3,786,507)
Assets
Segment assets	398,391	2,078,643	19,511,148	21,988,182
Total assets	398,391	2,078,643	19,511,148	21,988,182
Liabilities
Segment liabilities	604,018	206,524	1,560,804	2,371,346
Total liabilities	604,018	206,524	1,560,804	2,371,346

	Research and development	Hyperimmune products	Corporate	Total
2022	A$	A$	A$	A$
Hyperimmune products revenue	-	765,193	-	765,193
Cost of sales of goods	-	(241,691)	-	(241,691)
Gross profit	-	523,502	-	523,502
Other income	933,140	24,585	-	957,725
Net foreign exchange gains/(losses)	-	-	247,558	247,558
General and administrative expenses	-	(164,087)	(3,360,301)	(3,524,388)
Research and development expenses	(657,715)	-	-	(657,715)
Selling and marketing expenses	-	(416,537)	-	(416,537)
Operating profit/(loss)	275,425	(32,537)	(3,112,743)	(2,869,855)
Finance income	-	-	21,785	21,785
Finance costs	-	-	(6,184)	(6,184)
Income tax expense	-	-	-	-
Profit/(loss) for the year	275,425	(32,537)	(3,097,142)	(2,854,254)

Assets
Segment assets	257,500	1,688,910	22,909,414	24,855,824
Total assets	257,500	1,688,910	22,909,414	24,855,824

Liabilities
Segment liabilities	7,053	150,151	1,521,219	1,678,423
Total liabilities	7,053	150,151	1,521,219	1,678,423

	Research and development	Hyperimmune products	Corporate	Total
2021	A$	A$	A$	A$
Hyperimmune products revenue	-	145,776	-	145,776
Cost of sales of goods	-	(51,071)	-	(51,071)
Gross profit	-	94,705	-	94,705
Other income	431,030	24,480	161,600	617,110
Net foreign exchange gains/(losses)	-	-	(582,528)	(582,528)
Movement in inventory provision	-	(759,765)	-	(759,765)
General and administrative expenses	-	-	(6,094,692)	(6,094,692)
Research and development expenses	(1,367,054)	-	-	(1,367,054)
Selling and marketing expenses	-	(287,684)	-	(287,684)
Operating profit/(loss)	(936,024)	(928,264)	(6,515,620)	(8,379,908)
Finance income	-	-	9,204	9,204
Finance costs	-	-	(13,761)	(13,761)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(936,024)	(928,264)	(6,520,177)	(8,384,465)

Assets
Segment assets	306,154	1,587,672	25,159,280	27,053,106
Total assets	306,154	1,587,672	25,159,280	27,053,106

Liabilities
Segment liabilities	243,565	284,657	629,827	1,158,049
Total liabilities	243,565	284,657	629,827	1,158,049

Schedule of Information on Geographical Regions	The group derives revenue from the transfer of hyperimmune products at a point in time in the following major product lines and geographical regions:
	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2023	A$	A$	A$	A$	A$
Hyperimmune products revenue	1,100,725	642,819	1,201	59,960	1,804,705
Revenue from external customers	1,100,725	642,819	1,201	59,960	1,804,705
	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2022	A$	A$	A$	A$	A$
Hyperimmune products revenue	143,378	501,228	63,172	57,415	765,193
Revenue from external customers	143,378	501,228	63,172	57,415	765,193
	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2021	A$	A$	A$	A$	A$
Hyperimmune products revenue[1]	(10,308)	4,264	101,639	50,181	145,776
Revenue from external customers	(10,308)	4,264	101,639	50,181	145,776
1.	Returns are provided where outlined in a customer’s agreement.

Schedule of Major Customers	During the years ended June 30, 2023, 2022 and 2021, the Company had the following major customers in the hyperimmune product segment with revenues amounting to 10 percent or more of total group revenues:
	2023 A$	2022 A$	2021 A$
Customer A	626,107	99,792	-
Customer B	465,614	253,803	23,214
Customer C	236,437	-	-
Customer D	223,504	-	-
Customer E	-	263,137	-
Customer F	-	-	41,040
Customer G	-	-	27,563
Customer H	-	-	25,319
Customer I	-	-	22,886
	1,551,662	616,732	140,022